Net Investment in Direct Financing Leases - Schedule of Future Minimum Lease Payments (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY
Leases [Abstract]
2014	$ 22,546	136,486
2015	17,849	108,052
2016	15,745	95,317
2017	9,546	57,786
2018	$ 505	3,057